Condensed Statement of Operations and Comprehensive Income (Loss) - USD ($)	2 Months Ended		3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2025		Dec. 31, 2024
Revenues	$ 0		$ 0		$ 0		$ 0
General and administrative expenses	64,402		384,593		756,426		628,761
Loss from operations	(64,402)		(384,593)		(756,426)		(628,761)
Other income (expense)
Change in fair value of warrants			(201,942)		(316,115)		(183,675)
Interest income	1		209		510		2,024
Interest and dividend income on marketable securities held in Trust Account			2,130,352		4,234,331		3,188,704
Income (loss) before provision for income taxes	(64,401)		1,544,026		3,162,300		2,378,292
Provision for income taxes	0		0		0		0
Net income (loss) and comprehensive income (loss)	(64,401)		1,544,026		3,162,300		2,378,292
Class A Ordinary Shares
Other income (expense)
Net income attributable to Class A ordinary shares subject to possible redemption			$ 926,416		$ 1,897,380		$ 1,087,567
Basic weighted-average shares outstanding, Class A ordinary shares subject to possible redemption			20,000,000		20,000,000		10,420,168
Diluted weighted-average shares outstanding, Class A ordinary shares subject to possible redemption			20,000,000		20,000,000		10,420,168
Basic net income per share, Class A ordinary shares subject to possible redemption			$ 0.05		$ 0.09		$ 0.1
Diluted net income per share, Class A ordinary shares subject to possible redemption			$ 0.05		$ 0.09		$ 0.1
Class B Nonredeemable Ordinary Shares
Other income (expense)
Net income (loss) attributable to Class B non-redeemable ordinary shares	$ (64,401)		$ 617,610		$ 1,264,920		$ 1,290,725
Basic weighted-average non-redeemable ordinary shares outstanding	8,290,741	[1]	13,333,333	[1]	13,333,333	[1]	12,366,661
Diluted weighted-average non-redeemable ordinary shares outstanding	8,290,741	[1]	13,333,333	[1]	13,333,333	[1]	12,366,661
Basic net income per share, Class B non-redeemable ordinary shares	$ (0.01)		$ 0.05		$ 0.09		$ 0.1
Diluted net income per share, Class B non-redeemable ordinary shares	$ (0.01)		$ 0.05		$ 0.09		$ 0.1

[1]	For 2024, this number included up to 2,500,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. This amount decreased to 2,000,000 Class B ordinary shares prior to the consummation of the offering in the third quarter of fiscal year 2024.